Segment information - Geographical breakdown of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical areas
Revenue from contracts with customers	€ 772,009	€ 740,897	€ 609,469
Revenue from contributions	9,417	10,551	8,565
Total revenue	781,426	751,448	618,034
EVT Execute
Geographical areas
Revenue from contracts with customers	505,125	536,167	462,487
Revenue from contributions	9,417	10,551	8,565
Total revenue	514,542	546,718	471,052
EVT Innovate
Geographical areas
Revenue from contracts with customers	266,884	204,730	146,982
Total revenue	266,884	204,730	146,982
USA
Geographical areas
Revenue from contracts with customers	459,424	407,754	329,037
USA | EVT Execute
Geographical areas
Revenue from contracts with customers	241,555	273,204	227,444
USA | EVT Innovate
Geographical areas
Revenue from contracts with customers	217,869	134,550	101,593
Germany
Geographical areas
Revenue from contracts with customers	34,134	58,895	46,852
Germany | EVT Execute
Geographical areas
Revenue from contracts with customers	15,385	32,765	24,279
Germany | EVT Innovate
Geographical areas
Revenue from contracts with customers	18,749	26,130	22,573
France
Geographical areas
Revenue from contracts with customers	32,005	32,274	30,591
France | EVT Execute
Geographical areas
Revenue from contracts with customers	25,666	22,546	16,876
France | EVT Innovate
Geographical areas
Revenue from contracts with customers	6,339	9,728	13,715
United Kingdom
Geographical areas
Revenue from contracts with customers	86,368	115,256	104,640
United Kingdom | EVT Execute
Geographical areas
Revenue from contracts with customers	81,539	105,557	98,735
United Kingdom | EVT Innovate
Geographical areas
Revenue from contracts with customers	4,829	9,699	5,905
Switzerland
Geographical areas
Revenue from contracts with customers	64,924	22	24,478
Switzerland | EVT Execute
Geographical areas
Revenue from contracts with customers	64,876	22	24,398
Switzerland | EVT Innovate
Geographical areas
Revenue from contracts with customers	48		80
Rest of the world
Geographical areas
Revenue from contracts with customers	95,154	126,696	73,871
Rest of the world | EVT Execute
Geographical areas
Revenue from contracts with customers	76,105	102,073	70,755
Rest of the world | EVT Innovate
Geographical areas
Revenue from contracts with customers	€ 19,049	€ 24,623	€ 3,116